Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 15, 2014	Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	First Clover Leaf Financial Corp.
Entity Central Index Key	0001283582
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 51.0
Entity Common Stock, Shares Outstanding		7,007,000
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY